May 01, 2021
SA PIMCO RAE International Value Portfolio
SA PIMCO RAE International Value Portfolio (formerly, SA Templeton Foreign Value Portfolio)
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2022. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 163% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio seeks to achieve its investment goal by investing, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries. The stocks are selected by the Portfolio’s subadviser, Pacific Investment Management Company, LLC, and sub-subadviser, Research Affiliates, LLC (“Research Affiliates”), from a broad universe of companies whose securities are sufficiently liquid.For portfolio construction, the subadviser and the sub-subadviser use a rules-based model developed by Research Affiliates (the “RAE methodology”) that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality and momentum (i.e., whether a company’s share price is trending up or down). The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow dividends and book value. Actual stock positions in the Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The sub-subadviser, among other things, provides the subadviser, and the Portfolio’s portfolio implementer, Parametric Portfolio Associates LLC (“Parametric”), where applicable, with the constituents and target weights for the Portfolio. As a portfolio implementer, Parametric purchases and sells the applicable investments for the Portfolio. The RAE®methodology’s systematic portfolio rebalancing reflects a value orientation, as the Portfolio would be invested in securities that are believed to be undervalued in the market. Portfolio managers do not have discretion with respect to the allocations determined by the RAE®methodology. The RAE® methodology is not updated according to any predetermined schedule. The Portfolio seeks to remain invested in securities indicated for investment by the RAE® methodology even when the values of those securities are declining.The RAE® methodology would indicate that a stock position should be sold when the company’s price overstates its economic size as measured by its fundamental size. Additionally, the RAE® methodology may indicate that a stock should be sold because it has become more expensive or has reduced quality or momentum relative to other companies within the universe of investable stocks.The Portfolio may invest, without limitation, in equity securities and equity-related securities, including common and preferred securities and equity derivatives, and there is no limitation on the market capitalization range of the issuers of equity securities in which the Portfolio may invest. The Portfolio may invest in depositary receipts if pricing and liquidity are more attractive than ordinary equity securities of foreign companies. The Portfolio may also invest in real estate investment trusts (“REITs”). The Portfolio may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers, including emerging market issuers.
Principal Risks of Investing in the Portfolio
As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.If the value of the assets of the Portfolio goes down, you could lose money.The following is a summary of the principal risks of investing in the Portfolio.Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.Value Investing Risk. The RAE methodology’s indication that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the subadviser’s and sub-subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.REIT (Real Estate Investment Trusts) Risk. The Portfolio may invest in REITs. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code of 1986, as amended (the “Code”), requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks. The Portfolio will indirectly bear its proportionate share of any management and other expenses that may be charged by the REITs in which it invests, in addition to the expenses paid by the Portfolio. REITs may be leveraged, which increases risk.Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions.Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk and counterparty risk.
Performance Information
The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net). Effective January 25, 2021, the MSCI EAFE Value Index (net) replaced the MSCI EAFE® Index (net) as the performance benchmark against which the Portfolio measures its performance. Portfolio management believes that the MSCI EAFE Value Index (net) is more representative of the securities in which the Portfolio invests. The Portfolio’s returns prior to January 25, 2021, as reflected in the Bar Chart and Table, are the returns of the Portfolio when it followed different investment strategies under the name “SA Templeton Foreign Value Portfolio.”Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.Prior to January 25, 2021, the Portfolio was subadvised by Templeton Investment Counsel, LLC. Pacific Investment Management Company LLC (“PIMCO”) assumed subadvisory responsibility for the Portfolio and Research Affiliates assumed sub-subadvisory responsibility for the Portfolio on January 25, 2021.(Class 2 Shares)
During the period shown in the bar chart:Highest QuarterlyReturn:December 31, 202013.51%Lowest QuarterlyReturn:March 31, 2020-24.59%Year to Date MostRecent Quarter:March 31, 20217.06%
Average Annual Total Returns (For the periods ended December 31, 2020)